Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	REGENTIS BIOMATERIALS LTD.
Entity Central Index Key	0001912966
Entity File Number	001-42834
Current Fiscal Year End Date	--12-31